FINANCIAL RISK MANAGEMENT - Schedule of class of liability for the analysis of liquidity risk ordered by date of maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liquidity Risk
Financial Risk Management [Line Items]
Up to 90 days	$ 1,639,929	$ 1,728,818
More than 90 days to one year	972,524	912,456
More than one to three years	2,345,306	2,118,180
More than three to five years	3,494,239	3,613,655
More than five years	3,172,946	2,912,885
Total	11,624,944	11,285,994
Nominal value	8,312,135	8,164,064
Liquidity Risk | TAM SA
Financial Risk Management [Line Items]
Up to 90 days	510	305,059
More than 90 days to one year	1,530	1,530
More than one to three years	4,080	4,080
More than three to five years	9,886	4,080
More than five years	0	7,846
Total	16,006	322,595
Nominal value	16,006	322,595
Bank Loans, Obligations With The Public, Guaranteed Obligations, Finance Lease, Other Loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than five years		1,773,443
Bank Loans, Obligations With The Public, Guaranteed Obligations, Finance Lease, Other Loans | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	114,325	135,760
More than 90 days to one year	499,729	575,525
More than one to three years	1,191,058	1,229,770
More than three to five years	2,538,234	2,811,863
More than five years	1,455,439
Total	5,798,785	6,526,361
Nominal value	4,018,777	4,353,414
Lease Liability, Trade and Other Accounts Payable, Accounts Payable and Related Parties | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	1,525,094	1,287,999
More than 90 days to one year	471,265	335,401
More than one to three years	1,150,168	884,330
More than three to five years	946,119	797,712
More than five years	1,717,507	1,131,596
Total	5,810,153	4,437,038
Nominal value	4,277,352	3,488,055
Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than three to five years		24
GOLDMAN SACHS | Bank loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		32,071
More than 90 days to one year		122,278
More than one to three years		323,125
More than three to five years		1,361,595
Total		1,839,069
Nominal value		$ 1,100,000
Annual Effective rate		18.46%
Annual Nominal rate		13.38%
GOLDMAN SACHS | Bank loans | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	44,721
More than 90 days to one year	127,878
More than one to three years	302,953
More than three to five years	1,192,355
Total	1,667,907
Nominal value	$ 1,089,000
Annual Effective rate	20.31%
Annual Nominal rate	15.04%
SANTANDER | Bank loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 19,164
More than 90 days to one year		55,288
Total		74,452
Nominal value		$ 70,951
Annual Effective rate		7.26%
Annual Nominal rate		7.26%
SANTANDER | Obligations with the public | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than 90 days to one year		$ 3,136
More than one to three years		6,271
More than three to five years		6,271
More than five years		178,736
Total		194,414
Nominal value		$ 156,783
Annual Effective rate		2.00%
Annual Nominal rate		2.00%
SANTANDER | Obligations with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than 90 days to one year	$ 3,230
More than one to three years	6,409
More than three to five years	6,409
More than five years	182,647
Total	198,695
Nominal value	$ 160,214
Annual Effective rate	2.00%
Annual Nominal rate	2.00%
WILMINGTON TRUST COMPANY | Obligations with the public | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than 90 days to one year		$ 152,531
More than one to three years		307,625
More than three to five years		757,625
More than five years		887,250
Total		2,105,031
Nominal value		$ 1,150,000
Annual Effective rate		15.00%
Annual Nominal rate		13.38%
WILMINGTON TRUST COMPANY | Obligations with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than 90 days to one year	$ 153,813
More than one to three years	307,625
More than three to five years	697,438
More than five years	793,625
Total	1,952,501
Nominal value	$ 1,150,000
Annual Effective rate	15.00%
Annual Nominal rate	13.38%
WILMINGTON TRUST COMPANY | Guaranteed obligations | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 3,839
More than 90 days to one year		13,465
More than one to three years		45,564
More than three to five years		43,444
More than five years		75,505
Total		181,817
Nominal value		$ 141,605
Annual Effective rate		8.20%
Annual Nominal rate		8.20%
WILMINGTON TRUST COMPANY | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,948
More than 90 days to one year	16,928
More than one to three years	42,098
More than three to five years	40,736
More than five years	54,056
Total	159,766
Nominal value	$ 132,585
Annual Effective rate	8.76%
Annual Nominal rate	8.76%
SANTANDER | Obligations with the public | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than five years		$ 6
Total		6
Nominal value		$ 3
Annual Effective rate		1.00%
Annual Nominal rate		1.00%
SANTANDER | Obligations with the public | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than five years	$ 6
Total	6
Nominal value	$ 3
Annual Effective rate	1.00%
Annual Nominal rate	1.00%
BNP PARIBAS | Guaranteed obligations | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 6,692
More than 90 days to one year		14,705
More than one to three years		39,215
More than three to five years		39,215
More than five years		138,345
Total		238,172
Nominal value		$ 184,198
Annual Effective rate		5.76%
Annual Nominal rate		5.76%
BNP PARIBAS | Guaranteed obligations | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,940
More than 90 days to one year	17,082
More than one to three years	41,319
More than three to five years	40,578
More than five years	120,730
Total	225,649
Nominal value	$ 171,704
Annual Effective rate	6.98%
Annual Nominal rate	6.98%
BNP PARIBAS | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 6,978
More than 90 days to one year		20,662
More than one to three years		1,543
Total		29,183
Nominal value		$ 28,165
Annual Effective rate		5.99%
Annual Nominal rate		5.39%
EXIM BANK | Other guaranteed obligation | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 394
More than 90 days to one year		1,171
More than one to three years		12,119
More than three to five years		21,111
More than five years		60,857
Total		95,652
Nominal value		$ 86,612
Annual Effective rate		2.01%
Annual Nominal rate		1.78%
EXIM BANK | Other guaranteed obligation | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 452
More than 90 days to one year	1,348
More than one to three years	43,531
More than three to five years	43,494
More than five years	16,665
Total	105,490
Nominal value	$ 99,109
Annual Effective rate	2.29%
Annual Nominal rate	2.05%
EXIM BANK | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 3,176
More than 90 days to one year		9,681
More than one to three years		137,930
More than three to five years		193,551
More than five years		157,978
Total		502,316
Nominal value		$ 446,509
Annual Effective rate		3.58%
Annual Nominal rate		2.79%
EXIM BANK | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 3,262
More than 90 days to one year	9,389
More than one to three years	216,015
More than three to five years	148,582
More than five years	75,118
Total	452,366
Nominal value	$ 413,072
Annual Effective rate	4.13%
Annual Nominal rate	3.31%
MUFG | Other guaranteed obligation | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 13,091
More than 90 days to one year		38,914
More than one to three years		69,916
Total		121,921
Nominal value		$ 112,388
Annual Effective rate		6.23%
Annual Nominal rate		6.23%
MUFG | Other guaranteed obligation | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 12,919
More than 90 days to one year	37,926
More than one to three years	16,649
Total	67,494
Nominal value	$ 64,102
Annual Effective rate	7.11%
Annual Nominal rate	7.11%
CREDIT AGRICOLE | Other guaranteed obligation | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 5,769
More than 90 days to one year		31,478
More than one to three years		70,890
More than three to five years		267,615
Total		375,752
Nominal value		$ 275,000
Annual Effective rate		8.24%
Annual Nominal rate		8.24%
CREDIT AGRICOLE | Other guaranteed obligation | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 6,451
More than 90 days to one year	33,576
More than one to three years	75,714
More than three to five years	243,842
Total	359,583
Nominal value	$ 266,768
Annual Effective rate	9.43%
Annual Nominal rate	9.43%
NATIXIS | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 9,864
More than 90 days to one year		29,468
More than one to three years		75,525
More than three to five years		70,787
More than five years		129,582
Total		315,226
Nominal value		$ 239,138
Annual Effective rate		6.44%
Annual Nominal rate		6.44%
NATIXIS | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 10,653
More than 90 days to one year	30,443
More than one to three years	73,474
More than three to five years	70,443
More than five years	94,995
Total	280,008
Nominal value	$ 215,357
Annual Effective rate	7.58%
Annual Nominal rate	7.58%
NATIXIS | Financial lease | Liquidity Risk | TAM SA
Financial Risk Management [Line Items]
Up to 90 days	$ 510	$ 510
More than 90 days to one year	1,530	1,530
More than one to three years	4,080	4,080
More than three to five years	9,886	4,080
More than five years	0	7,846
Total	16,006	18,046
Nominal value	$ 16,006	$ 18,046
Annual Effective rate	0.00%	7.23%
Annual Nominal rate	0.00%	7.23%
US BANK | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 18,072
More than 90 days to one year		54,088
More than one to three years		86,076
Total		158,236
Nominal value		$ 152,693
Annual Effective rate		4.06%
Annual Nominal rate		2.85%
US BANK | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 17,984
More than 90 days to one year	50,411
More than one to three years	17,681
Total	86,076
Nominal value	$ 84,177
Annual Effective rate	4.41%
Annual Nominal rate	3.16%
BANK OF UTAH | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 5,878
More than 90 days to one year		17,651
More than one to three years		47,306
More than three to five years		50,649
More than five years		145,184
Total		266,668
Nominal value		$ 182,237
Annual Effective rate		10.45%
Annual Nominal rate		10.45%
BANK OF UTAH | Financial lease | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 5,891
More than 90 days to one year	17,705
More than one to three years	47,590
More than three to five years	54,357
More than five years	117,597
Total	243,140
Nominal value	$ 172,582
Annual Effective rate	10.71%
Annual Nominal rate	10.71%
OTHERS | Others loans | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 2,028
Total		2,028
Nominal value		$ 2,028
Annual Effective rate		0.00%
Annual Nominal rate		0.00%
OTHERS | Others loans | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 104
Total	104
Nominal value	$ 104
Annual Effective rate	0.00%
Annual Nominal rate	0.00%
AIRCRAFT, OTHERS, US | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	$ 139,599	$ 80,602
More than 90 days to one year	419,554	250,297
More than one to three years	1,116,682	845,215
More than three to five years	928,238	776,431
More than five years	1,685,262	1,094,935
Total	4,289,335	3,047,480
Nominal value	2,894,195	2,134,968
OTHER ASSETS, OTHERS, US | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	2,523	1,727
More than 90 days to one year	7,276	8,080
More than one to three years	14,863	20,641
More than three to five years	846	6,251
More than five years	1,404	1,763
Total	26,912	38,462
Nominal value	25,680	35,157
OTHER ASSETS, OTHERS, US | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		80,557
More than 90 days to one year		58,342
Total		138,899
Nominal value		138,899
OTHER ASSETS, OTHERS, CLP | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	19	20
More than 90 days to one year	57	34
More than one to three years	94	69
More than three to five years		0
More than five years		0
Total	170	123
Nominal value	135	111
OTHER ASSETS, OTHERS, CLP | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		168,393
More than 90 days to one year		1,231
Total		169,624
Nominal value		169,624
OTHER ASSETS, OTHERS, UF | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	557	574
More than 90 days to one year	1,255	1,568
More than one to three years	2,906	3,007
More than three to five years	2,426	2,515
More than five years	5,099	6,273
Total	12,243	13,937
Nominal value	11,097	11,703
OTHER ASSETS, OTHERS, COP | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	122	76
More than 90 days to one year	308	227
More than one to three years	266	301
More than three to five years	148
Total	844	604
Nominal value	667	518
OTHER ASSETS, OTHERS, EUR | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	63	84
More than 90 days to one year	101	253
More than one to three years	172	246
More than three to five years	23
Total	359	607
Nominal value	296	571
OTHER ASSETS, OTHERS, BRL | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	2,314	2,064
More than 90 days to one year	6,871	6,192
More than one to three years	15,177	14,851
More than three to five years	14,438	12,491
More than five years	25,742	28,625
Total	64,542	64,223
Nominal value	35,841	33,425
OTHER ASSETS, OTHERS, BRL | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		370,772
More than 90 days to one year		5,242
Total		376,014
Nominal value		376,014
OTHER ASSETS, OTHERS, MXN | Lease Liability | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	24
More than 90 days to one year	71
More than one to three years	8
Total	103
Nominal value	84
OTHERS, OTHERS, US | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	846,541
More than 90 days to one year	7,063
Total	853,604
Nominal value	709,933
OTHERS, OTHERS, CLP | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	44,593
More than 90 days to one year	8,072
Total	52,665
Nominal value	64,317
OTHERS, OTHERS, BRL | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	309,999
More than 90 days to one year	7,671
Total	317,670
Nominal value	409,474
OTHERS, OTHERS, Other currency | Trade and other accounts payables | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days	178,740	583,118
More than 90 days to one year	5,522	3,935
Total	184,262	587,053
Nominal value	118,189	587,053
Qatar Airways | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than 90 days to one year	2,312
Total	2,312
Nominal value	2,312
Delta Air Lines, Inc. | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
More than 90 days to one year	5,132
Total	5,132
Nominal value	$ 5,132
CITIBANK | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		6,995
More than 90 days to one year		5,844
Total		12,839
Nominal value		$ 12,514
Annual Effective rate		6.19%
Annual Nominal rate		5.47%
PK AIRFINANCE | Financial lease | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 1,749
More than 90 days to one year		5,165
More than one to three years		6,665
Total		13,579
Nominal value		$ 12,590
Annual Effective rate		5.97%
Annual Nominal rate		5.97%
MERRILL LYNCH CREDIT PRODUCTS, LLC | Bank loans | Liquidity Risk | TAM SA
Financial Risk Management [Line Items]
Up to 90 days		$ 304,549
Total		304,549
Nominal value		$ 304,549
Annual Effective rate		3.95%
Annual Nominal rate		3.95%
Inversora Aeronáutica Argentina S.A. | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		$ 5
More than 90 days to one year		0
Total		5
Nominal value		5
Patagonia Seafarms INC | Accounts payable to related parties currents | Liquidity Risk | LATAM Airlines Group S.A.
Financial Risk Management [Line Items]
Up to 90 days		7
More than 90 days to one year		0
Total		7
Nominal value		$ 7